Unpaid Loss and Loss Adjustment Expense - Historical Claims Duration (Details)	Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Average annual percentage payout in year 1	78.00%
Average annual percentage payout in year 2	16.00%
Average annual percentage payout in year 3	5.00%